UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Edmund F. Murphy III
President and Chief Executive Officer
Great-West Life & Annuity Insurance Company
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: December 31, 2015

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Stock Index Fund
(Initial Class)
Annual Report
December 31, 2015
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion
Global stocks rose for the fourth year in a row, though returns were the lowest of the last four years. Investor enthusiasm for the U.S. economic recovery was offset by concerns over a sharp slowdown in China. Aggressive central bank stimulus measures continued to support markets in Europe and Japan, while the U.S. gradually stepped back from accommodative policies. Emerging markets stocks generally lagged their developed-market counterparts by a wide margin. Mergers-and-acquisitions activity reached a record high, fueled by cheap financing. Defensive stocks outpaced economically sensitive sectors. Health care and consumer staples stocks rallied, while energy and materials stocks plummeted amid falling prices for oil and other commodities. At the end of the year, the U.S. Federal Reserve raised interest rates for the first time in nearly a decade, setting the stage for tighter monetary policy in the years ahead. The U.S. dollar rose against the euro and most other currencies.
For the 12 month period ended December 31, 2015, the Great-West Stock Index Fund (Initial Class shares) returned 0.56% net of fees. The S&P 900® Index finished with a gain of 1.11% for the year. Large caps stocks drove the performance in 2015, as the S&P 500® Index rose 1.38% versus a loss of 2.18% for the S&P MidCap 400® Index. Investors showed a strong preference for growth stocks in 2015 against a backdrop of falling commodity prices, mediocre GDP growth, and the long-awaited interest rate hike which finally materialized in December. The modest gain for the year was led entirely by growth stocks: the S&P 500 Growth index rose 5.52% while the S&P 500 Value index fell -3.13%. The current spread between growth over value,8.65%, is the largest we’ve seen in six years. During the past 15 years, the only other time growth outperformed value by so wide a margin was in 2009, when growth beat value by 10.4%. Consumer discretionary had the best sector return, rising 10% on the back of price gains from Netflix and Amazon, whose shares more than doubled. The health care sector outperformed due to M&A activity. Pharmaceutical giant Pfizer purchased Ireland-based rival Allergan while health insurer Anthem agreed in July to acquire Cigna. Energy and materials both lagged due to the weakness in commodity prices.
The views and opinions in this report were current as of December 31, 2015 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
* The composite index reflects the performance of the S&P 500® Index and S&P MidCap 400® Index, weighted according to their pro rata share of the market. The composite index is rebalanced monthly to account for the Fund’s target asset allocations. The composite index in shareholder reports prior to December 31, 2013 was not rebalanced monthly, and as a result, returns for the composite index would have been different.
Average Annual Total Returns for the Periods Ended December 31, 2015
	One Year	Five Year	Ten Year
Initial Class	0.56%	11.79%	6.82%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Sector as of December 31, 2015
Sector	Percentage of Fund Investments
Consumer, Non-cyclical	23.24%
Financial	16.86
Technology	12.36
Communications	11.70
Consumer, Cyclical	10.11
Industrial	9.49
Energy	5.97
Utilities	2.98
Basic Materials	2.46
Diversified	0.03
Short Term Investments	4.80
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2015 to December 31, 2015).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/15)	(12/31/15)	(07/01/15 – 12/31/15)
Initial Class
Actual	$1,000.00	$ 993.80	$2.99
Hypothetical (5% return before expenses)	$1,000.00	$1,022.21	$3.03
*	Expenses are equal to the Fund's annualized expense ratio of 0.60% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST STOCK INDEX FUND
Schedule of Investments
As of December 31, 2015
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.51%
2,795	Air Products & Chemicals Inc	$ 363,657
932	Airgas Inc	128,914
1,702	Albemarle Corp	95,329
19,289	Alcoa Inc	190,382
1,580	Allegheny Technologies Inc	17,775
974	Ashland Inc	100,030
935	Cabot Corp	38,223
835	Carpenter Technology Corp	25,275
3,471	CF Industries Holdings Inc	141,652
2,668	Chemours Co	14,301
2,026	Commercial Metals Co	27,736
479	Compass Minerals International Inc	36,054
950	Domtar Corp	35,103
16,353	Dow Chemical Co	841,852
2,117	Eastman Chemical Co	142,919
3,873	Ecolab Inc	442,994
12,746	EI du Pont de Nemours & Co	848,884
1,985	FMC Corp	77,673
15,222	Freeport-McMoRan Copper & Gold Inc(a)	103,053
1,174	International Flavors & Fragrances Inc	140,457
6,185	International Paper Co	233,174
5,230	LyondellBasell Industries NV Class A	454,487
601	Minerals Technologies Inc	27,562
6,349	Monsanto Co	625,503
4,976	Mosaic Co	137,288
136	NewMarket Corp	51,779
7,843	Newmont Mining Corp	141,096
4,505	Nucor Corp	181,551
2,299	Olin Corp	39,681
1,230	PolyOne Corp	39,065
3,940	PPG Industries Inc	389,351
4,144	Praxair Inc	424,346
1,093	Reliance Steel & Aluminum Co	63,296
1,019	Royal Gold Inc	37,163
1,968	RPM International Inc	86,710
651	Sensient Technologies Corp	40,896
1,149	Sherwin-Williams Co	298,280
3,505	Steel Dynamics Inc	62,634
2,332	United States Steel Corp(a)	18,609
993	Valspar Corp	82,369
848	Worthington Industries Inc	25,559
		7,272,662
Communications — 11.93%
871	Alliance Data Systems Corp(b)	240,892
4,225	Alphabet Inc Class A(b)(c)	3,287,092
4,310	Alphabet Inc Class C(b)(c)	3,270,773
5,577	Amazon.com Inc(b)(c)	3,769,439
829	AMC Networks Inc Class A(a)(b)	61,910
1,855	ARRIS Group Inc(a)(b)	56,707
89,260	AT&T Inc(c)	3,071,437
63	Cable One Inc	27,321
3,324	Cablevision Systems Corp Class A	106,036
Shares		Fair Value
Communications — (continued)
6,396	CBS Corp Class B	$ 301,444
8,071	CenturyLink Inc	203,066
1,525	Ciena Corp(b)	31,552
73,660	Cisco Systems Inc	2,000,237
35,468	Comcast Corp Class A	2,001,459
2,358	Discovery Communications Inc Class A(a)(b)	62,911
3,591	Discovery Communications Inc Class C(b)	90,565
16,224	eBay Inc(b)	445,836
1,690	Expedia Inc	210,067
1,004	F5 Networks Inc(b)	97,348
32,928	Facebook Inc Class A(b)(c)	3,446,245
564	FactSet Research Systems Inc	91,690
17,104	Frontier Communications Corp(a)	79,876
430	InterDigital Inc	21,087
5,765	Interpublic Group of Cos Inc	134,209
664	j2 Global Inc	54,661
708	John Wiley & Sons Inc Class A	31,881
5,211	Juniper Networks Inc	143,824
4,242	Level 3 Communications Inc(b)	230,595
626	Meredith Corp	27,075
2,238	Motorola Solutions Inc	153,191
6,105	Netflix Inc(b)	698,290
685	NeuStar Inc Class A(a)(b)	16,419
1,780	New York Times Co Class A	23,888
5,759	News Corp Class A	76,940
1,441	News Corp Class B(a)	20,116
5,309	Nielsen Holdings NV	247,399
3,602	Omnicom Group Inc	272,527
539	Plantronics Inc	25,559
2,010	Polycom Inc(b)	25,306
729	Priceline Group Inc(b)	929,439
1,257	Scripps Networks Interactive Inc Class A	69,399
9,649	Symantec Corp	202,629
3,402	Tegna Inc	86,819
1,429	Telephone & Data Systems Inc	36,997
1,790	Time Inc	28,049
4,108	Time Warner Cable Inc	762,404
11,708	Time Warner Inc	757,156
1,559	TripAdvisor Inc(b)	132,905
17,034	Twenty-First Century Fox Inc Class A	462,643
6,402	Twenty-First Century Fox Inc Class B	174,326
1,492	VeriSign Inc(a)(b)	130,341
59,032	Verizon Communications Inc(c)	2,728,459
5,017	Viacom Inc Class B	206,500
22,099	Walt Disney Co	2,322,163
12,366	Yahoo! Inc(b)	411,293
		34,598,392
Consumer, Cyclical — 10.31%
1,192	Abercrombie & Fitch Co Class A(a)	32,184
1,052	Advance Auto Parts Inc	158,337
1,889	Alaska Air Group Inc	152,083
9,098	American Airlines Group Inc	385,300
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST STOCK INDEX FUND
Schedule of Investments
As of December 31, 2015
Shares		Fair Value
Consumer, Cyclical — (continued)
2,512	American Eagle Outfitters Inc(a)	$ 38,936
2,363	Ascena Retail Group Inc(b)	23,276
1,137	AutoNation Inc(b)	67,833
445	AutoZone Inc(b)	330,150
2,541	Bed Bath & Beyond Inc(b)	122,603
4,387	Best Buy Co Inc	133,584
739	Big Lots Inc	28,481
3,326	BorgWarner Inc	143,783
796	Brinker International Inc	38,168
1,308	Brunswick Corp	66,067
269	Buffalo Wild Wings Inc(a)(b)	42,946
641	Cabela's Inc Class A(a)(b)	29,954
1,138	CalAtlantic Group Inc	43,153
3,043	CarMax Inc(a)(b)	164,231
6,651	Carnival Corp	362,346
736	Carter's Inc	65,526
547	Casey's General Stores Inc	65,886
579	Cheesecake Factory Inc	26,698
1,769	Chico's FAS Inc	18,875
453	Chipotle Mexican Grill Inc(b)	217,372
1,429	Cinemark Holdings Inc	47,771
4,166	Coach Inc	136,353
1,570	Copart Inc(b)	59,676
6,385	Costco Wholesale Corp	1,031,178
355	Cracker Barrel Old Country Store Inc(a)	45,025
1,160	CST Brands Inc	45,402
16,037	CVS Health Corp	1,567,938
2,563	Dana Holding Corp	35,369
1,705	Darden Restaurants Inc	108,506
478	Deckers Outdoor Corp(a)(b)	22,562
4,102	Delphi Automotive PLC	351,664
11,520	Delta Air Lines Inc	583,949
1,416	Dick's Sporting Goods Inc	50,056
4,184	Dollar General Corp	300,704
3,408	Dollar Tree Inc(b)	263,166
776	Domino's Pizza Inc	86,330
4,683	DR Horton Inc	149,997
1,133	DreamWorks Animation SKG Inc Class A(a)(b)	29,197
1,466	Dunkin' Brands Group Inc(a)	62,437
4,271	Fastenal Co(a)	174,342
1,989	Foot Locker Inc	129,464
55,921	Ford Motor Co	787,927
627	Fossil Group Inc(a)(b)	22,923
1,496	GameStop Corp Class A(a)	41,948
3,552	Gap Inc(a)	87,734
20,580	General Motors Co	699,926
2,210	Genuine Parts Co	189,817
3,815	Goodyear Tire & Rubber Co	124,636
797	Guess? Inc(a)	15,047
5,932	Hanesbrands Inc	174,579
2,950	Harley-Davidson Inc	133,901
1,024	Harman International Industries Inc	96,471
1,677	Hasbro Inc	112,963
812	Herman Miller Inc	23,304
508	HNI Corp	18,318
18,494	Home Depot Inc(c)	2,445,832
Shares		Fair Value
Consumer, Cyclical — (continued)
424	HSN Inc	$ 21,484
2,260	Ingram Micro Inc Class A	68,659
425	International Speedway Corp Class A	14,331
554	Jack in the Box Inc	42,497
5,104	JC Penney Co Inc(a)(b)	33,993
4,594	JetBlue Airways Corp(b)	104,054
9,336	Johnson Controls Inc	368,679
2,068	Kate Spade & Co(b)	36,748
1,482	KB Home	18,273
2,928	Kohl's Corp	139,461
3,660	L Brands Inc	350,701
2,074	Leggett & Platt Inc	87,149
2,473	Lennar Corp Class A(a)	120,954
4,493	LKQ Corp(b)	133,128
13,289	Lowe's Cos Inc	1,010,496
4,756	Macy's Inc	166,365
2,972	Marriott International Inc Class A(a)	199,243
4,847	Mattel Inc(a)	131,693
13,344	McDonald's Corp	1,576,460
726	MDC Holdings Inc(a)	18,535
2,902	Michael Kors Holdings Ltd(b)	116,254
893	Mohawk Industries Inc(b)	169,125
745	MSC Industrial Direct Co Inc Class A	41,921
3,818	Newell Rubbermaid Inc(a)	168,297
19,494	NIKE Inc Class B	1,218,375
1,921	Nordstrom Inc(a)	95,685
53	NVR Inc(b)	87,079
6,641	Office Depot Inc(b)	37,455
1,436	O'Reilly Automotive Inc(b)	363,911
5,150	PACCAR Inc	244,110
383	Panera Bread Co Class A(b)	74,601
860	Polaris Industries Inc(a)	73,917
4,943	PulteGroup Inc	88,084
1,170	PVH Corp	86,170
889	Ralph Lauren Corp	99,106
5,959	Ross Stores Inc	320,654
2,532	Royal Caribbean Cruises Ltd	256,264
626	Scotts Miracle-Gro Co Class A	40,383
1,135	Signet Jewelers Ltd	140,388
1,827	Skechers U.S.A. Inc Class A(b)	55,194
9,600	Southwest Airlines Co	413,376
9,424	Staples Inc	89,245
21,538	Starbucks Corp	1,292,926
2,486	Starwood Hotels & Resorts Worldwide Inc	172,230
9,009	Target Corp	654,144
855	Tempur Sealy International Inc(b)	60,243
721	Thor Industries Inc	40,484
1,591	Tiffany & Co	121,377
9,669	TJX Cos Inc	685,629
2,479	Toll Brothers Inc(b)	82,551
808	Toro Co	59,041
2,010	Tractor Supply Co	171,855
2,181	Tri Pointe Group Inc(b)	27,633
661	Tupperware Brands Corp	36,785
2,652	Under Armour Inc Class A(a)(b)	213,778
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST STOCK INDEX FUND
Schedule of Investments
As of December 31, 2015
Shares		Fair Value
Consumer, Cyclical — (continued)
5,439	United Continental Holdings Inc(b)	$ 311,655
1,240	Urban Outfitters Inc(b)	28,210
4,914	VF Corp	305,897
906	Vista Outdoor Inc(b)	40,326
12,556	Walgreens Boots Alliance Inc	1,069,206
22,692	Wal-Mart Stores Inc	1,391,020
405	Watsco Inc	47,438
3,538	Wendy's Co	38,104
1,121	Whirlpool Corp	164,641
1,181	Williams-Sonoma Inc	68,982
970	World Fuel Services Corp	37,306
891	WW Grainger Inc(a)	180,508
1,633	Wyndham Worldwide Corp	118,637
1,183	Wynn Resorts Ltd(a)	81,852
6,298	Yum! Brands Inc	460,069
		29,899,208
Consumer, Non-Cyclical — 23.70%
725	Aaron's Inc	16,233
21,646	Abbott Laboratories	972,122
23,814	AbbVie Inc	1,410,741
2,578	ADT Corp(a)	85,022
5,051	Aetna Inc	546,114
1,114	Akorn Inc(a)(b)	41,563
3,238	Alexion Pharmaceuticals Inc(b)	617,648
993	Align Technology Inc(b)	65,389
5,717	Allergan PLC(b)	1,786,563
28,445	Altria Group Inc	1,655,783
2,917	AmerisourceBergen Corp	302,522
10,913	Amgen Inc	1,771,507
706	Amsurg Corp(b)	53,656
3,824	Anthem Inc	533,219
8,798	Archer-Daniels-Midland Co	322,711
6,808	Automatic Data Processing Inc	576,774
1,274	Avery Dennison Corp	79,829
7,171	Avon Products Inc	29,043
7,781	Baxalta Inc	303,692
7,750	Baxter International Inc	295,662
3,040	Becton Dickinson & Co	468,434
3,202	Biogen Inc(b)	980,933
287	Bio-Rad Laboratories Inc Class A	39,795
524	Bio-Techne Corp	47,160
133	Boston Beer Co Inc Class A(b)	26,854
19,568	Boston Scientific Corp(b)	360,834
24,202	Bristol-Myers Squibb Co	1,664,856
1,512	Brown-Forman Corp Class B	150,111
2,745	Campbell Soup Co(a)	144,250
4,670	Cardinal Health Inc	416,891
1,456	Catalent Inc(b)	36,444
439	CEB Inc	26,950
11,372	Celgene Corp(b)	1,361,911
1,786	Centene Corp(b)	117,537
660	Charles River Laboratories International Inc(b)	53,057
1,822	Church & Dwight Co Inc	154,651
3,763	Cigna Corp	550,640
1,335	Cintas Corp	121,552
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
1,846	Clorox Co	$ 234,128
56,790	Coca-Cola Co(c)	2,439,698
3,001	Coca-Cola Enterprises Inc	147,769
13,072	Colgate-Palmolive Co	870,857
1,699	Community Health Systems Inc(b)	45,074
6,401	ConAgra Foods Inc	269,866
2,474	Constellation Brands Inc Class A	352,397
719	Cooper Cos Inc	96,490
1,047	CR Bard Inc	198,344
8,532	Danaher Corp	792,452
2,519	DaVita HealthCare Partners Inc(b)	175,599
1,579	Dean Foods Co	27,080
775	Deluxe Corp	42,268
1,957	DENTSPLY International Inc	119,083
872	DeVry Education Group Inc(a)	22,070
2,740	Dr Pepper Snapple Group Inc	255,368
926	Edgewell Personal Care Co	72,571
3,160	Edwards Lifesciences Corp(b)	249,577
14,157	Eli Lilly & Co	1,192,869
3,007	Endo International PLC(b)	184,089
1,695	Equifax Inc	188,772
3,330	Estee Lauder Cos Inc Class A	293,240
9,810	Express Scripts Holding Co(b)	857,492
2,512	Flowers Foods Inc	53,983
575	FTI Consulting Inc(b)	19,929
1,240	Gartner Inc Class A(b)	112,468
8,560	General Mills Inc	493,570
20,938	Gilead Sciences Inc	2,118,716
1,884	Global Payments Inc	121,537
63	Graham Holdings Co Class B	30,553
3,334	H&R Block Inc	111,056
1,456	Hain Celestial Group Inc(b)	58,808
710	Halyard Health Inc(b)	23,721
4,705	HCA Holdings Inc(b)	318,199
1,073	Health Net Inc(b)	73,458
1,165	Henry Schein Inc(b)	184,291
2,178	Hershey Co	194,430
844	Hill-Rom Holdings Inc	40,563
3,478	Hologic Inc(b)	134,564
2,008	Hormel Foods Corp	158,793
2,140	Humana Inc	382,011
1,356	IDEXX Laboratories Inc(a)(b)	98,880
2,088	Illumina Inc(b)	400,781
1,051	Ingredion Inc	100,728
549	Intuitive Surgical Inc(b)	299,842
2,912	Jarden Corp(b)	166,333
1,764	JM Smucker Co	217,572
40,152	Johnson & Johnson(c)	4,124,413
3,747	Kellogg Co	270,796
1,788	Keurig Green Mountain Inc(a)	160,884
5,280	Kimberly-Clark Corp	672,144
8,517	Kraft Foods Group Inc	619,697
14,191	Kroger Co	593,610
1,497	Laboratory Corp of America Holdings(b)	185,089
269	Lancaster Colony Corp	31,059
616	LifePoint Health Inc(b)	45,214
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST STOCK INDEX FUND
Schedule of Investments
As of December 31, 2015
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
594	LivaNova PLC(a)(b)	$ 35,266
2,203	Live Nation Entertainment Inc(b)	54,128
1,776	Mallinckrodt PLC(b)	132,543
1,149	ManpowerGroup Inc	96,849
14,355	MasterCard Inc Class A	1,397,603
1,736	McCormick & Co Inc	148,532
3,882	McGraw Hill Financial Inc	382,688
3,369	McKesson Corp	664,468
2,907	Mead Johnson Nutrition Co Class A	229,508
1,349	MEDNAX Inc(b)	96,669
20,347	Medtronic PLC	1,565,091
40,562	Merck & Co Inc	2,142,485
597	Molina Healthcare Inc(a)(b)	35,898
2,331	Molson Coors Brewing Co Class B	218,927
23,152	Mondelez International Inc Class A	1,038,136
2,247	Monster Beverage Corp(b)	334,713
2,467	Moody's Corp	247,539
6,112	Mylan NV(b)	330,476
814	Owens & Minor Inc	29,288
819	PAREXEL International Corp(b)	55,790
1,138	Patterson Cos Inc	51,449
15,879	PayPal Holdings Inc(b)	574,820
21,153	PepsiCo Inc	2,113,608
2,082	Perrigo Co PLC	301,265
89,559	Pfizer Inc(c)	2,890,964
22,478	Philip Morris International Inc	1,976,041
813	Post Holdings Inc(b)	50,162
39,462	Procter & Gamble Co(c)	3,133,677
2,352	Quanta Services Inc(b)	47,628
2,157	Quest Diagnostics Inc	153,449
1,121	Regeneron Pharmaceuticals Inc(b)	608,557
665	Rent-A-Center Inc(a)	9,955
2,100	ResMed Inc(a)	112,749
11,864	Reynolds American Inc	547,524
1,908	Robert Half International Inc	89,943
1,426	Rollins Inc	36,933
3,198	RR Donnelley & Sons Co(a)	47,075
2,045	SEI Investments Co	107,158
2,762	Service Corp International	71,867
796	Sirona Dental Systems Inc(b)	87,218
967	Sotheby's	24,910
4,052	St Jude Medical Inc	250,292
1,203	STERIS Corp	90,634
4,517	Stryker Corp	419,810
2,992	SUPERVALU Inc(b)	20,286
7,641	Sysco Corp	313,281
621	Teleflex Inc(a)	81,630
1,597	Tenet Healthcare Corp(b)	48,389
5,716	Thermo Fisher Scientific Inc	810,815
149	Tootsie Roll Industries Inc(a)	4,707
2,529	Total System Services Inc	125,944
952	Towers Watson & Co Class A	122,294
638	TreeHouse Foods Inc(b)	50,057
4,424	Tyson Foods Inc Class A	235,932
795	United Natural Foods Inc(b)	31,291
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
1,431	United Rentals Inc(b)	$ 103,805
617	United Therapeutics Corp(b)	96,628
13,828	UnitedHealth Group Inc	1,626,726
1,278	Universal Health Services Inc Class B	152,708
1,395	Varian Medical Systems Inc(b)	112,716
1,143	VCA Inc(b)	62,865
2,285	Verisk Analytics Inc Class A(b)	175,671
3,560	Vertex Pharmaceuticals Inc(b)	447,955
572	WellCare Health Plans Inc(b)	44,736
1,067	West Pharmaceutical Services Inc	64,255
7,265	Western Union Co	130,116
547	WEX Inc(b)	48,355
2,652	WhiteWave Foods Co Class A(b)	103,189
4,975	Whole Foods Market Inc	166,662
2,481	Zimmer Biomet Holdings Inc	254,526
6,609	Zoetis Inc	316,703
		68,720,025
Diversified — 0.03%
4,934	Leucadia National Corp	85,802
Energy — 6.08%
7,262	Anadarko Petroleum Corp	352,788
5,569	Apache Corp	247,653
1,016	Atwood Oceanics Inc(a)	10,394
6,203	Baker Hughes Inc	286,268
5,983	Cabot Oil & Gas Corp	105,839
4,748	California Resources Corp	11,063
2,786	Cameron International Corp(b)	176,075
8,049	Chesapeake Energy Corp(a)	36,221
27,306	Chevron Corp(c)	2,456,448
1,389	Cimarex Energy Co	124,149
5,555	Columbia Pipeline Group Inc	111,100
17,922	ConocoPhillips	836,778
3,501	CONSOL Energy Inc(a)	27,658
5,236	Denbury Resources Inc(a)	10,577
5,551	Devon Energy Corp	177,632
1,038	Diamond Offshore Drilling Inc(a)	21,902
592	Dril-Quip Inc(b)	35,064
1,130	Energen Corp	46,319
3,700	Ensco PLC Class A	56,943
7,871	EOG Resources Inc	557,188
2,256	EQT Corp	117,605
60,416	Exxon Mobil Corp(c)	4,709,427
1,078	First Solar Inc(a)(b)	71,137
3,323	FMC Technologies Inc(b)	96,400
1,395	Gulfport Energy Corp(b)	34,275
12,217	Halliburton Co	415,867
1,525	Helmerich & Payne Inc(a)	81,664
3,543	Hess Corp	171,765
2,775	HollyFrontier Corp	110,695
26,098	Kinder Morgan Inc	389,382
9,946	Marathon Oil Corp	125,220
7,747	Marathon Petroleum Corp	401,604
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST STOCK INDEX FUND
Schedule of Investments
As of December 31, 2015
Shares		Fair Value
Energy — (continued)
2,411	Murphy Oil Corp	$ 54,127
624	Murphy USA Inc(b)	37,902
4,296	Nabors Industries Ltd	36,559
5,420	National Oilwell Varco Inc	181,516
2,414	Newfield Exploration Co(b)	78,600
3,890	Noble Corp PLC(a)	41,039
6,260	Noble Energy Inc	206,142
1,714	NOW Inc(a)(b)	27,116
11,091	Occidental Petroleum Corp	749,863
1,379	Oceaneering International Inc	51,740
818	Oil States International Inc(b)	22,291
3,095	ONEOK Inc	76,323
2,327	Patterson-UTI Energy Inc	35,091
6,859	Phillips 66	561,066
2,180	Pioneer Natural Resources Co	273,328
2,661	QEP Resources Inc	35,657
2,387	Range Resources Corp(a)	58,744
1,950	Rowan Cos PLC Class A	33,053
18,203	Schlumberger Ltd	1,269,659
1,023	SM Energy Co	20,112
5,455	Southwestern Energy Co(a)(b)	38,785
9,826	Spectra Energy Corp	235,234
4,323	SunEdison Inc(a)(b)	22,004
2,407	Superior Energy Services Inc	32,422
1,760	Tesoro Corp	185,451
5,033	Transocean Ltd(a)	62,309
7,002	Valero Energy Corp	495,111
1,142	Western Refining Inc	40,678
9,883	Williams Cos Inc	253,993
3,040	WPX Energy Inc(b)	17,450
		17,646,465
Financial — 17.19%
4,700	Ace Ltd	549,195
788	Affiliated Managers Group Inc(b)	125,891
6,221	Aflac Inc	372,638
588	Alexander & Baldwin Inc	20,762
1,098	Alexandria Real Estate Equities Inc REIT	99,215
232	Alleghany Corp	110,880
5,779	Allstate Corp	358,818
1,538	American Campus Communities Inc REIT	63,581
12,219	American Express Co	849,831
1,089	American Financial Group Inc	78,495
17,994	American International Group Inc	1,115,088
6,135	American Tower Corp REIT	594,788
2,567	Ameriprise Financial Inc	273,180
3,984	Aon PLC	367,365
2,199	Apartment Investment & Management Co REIT Class A	88,026
2,470	Arthur J Gallagher & Co	101,122
950	Aspen Insurance Holdings Ltd	45,885
2,340	Associated Banc-Corp	43,875
982	Assurant Inc	79,090
1,931	AvalonBay Communities Inc REIT	355,555
Shares		Fair Value
Financial — (continued)
1,029	BancorpSouth Inc	$ 24,686
150,797	Bank of America Corp(c)	2,537,914
614	Bank of Hawaii Corp	38,621
16,047	Bank of New York Mellon Corp	661,457
1,039	Bank of the Ozarks Inc(a)	51,389
11,127	BB&T Corp	420,712
27,184	Berkshire Hathaway Inc Class B(b)(c)	3,589,375
2,811	BioMed Realty Trust Inc REIT	66,593
1,866	BlackRock Inc Class A	635,410
2,239	Boston Properties Inc REIT	285,562
1,676	Brown & Brown Inc	53,800
1,325	Camden Property Trust REIT	101,707
7,770	Capital One Financial Corp	560,839
1,210	Care Capital Properties Inc	36,990
1,089	Cathay General Bancorp	34,118
1,199	CBOE Holdings Inc	77,815
4,305	CBRE Group Inc Class A(b)	148,867
17,330	Charles Schwab Corp	570,677
3,281	Chubb Corp	435,192
2,088	Cincinnati Financial Corp	123,547
43,348	Citigroup Inc	2,243,259
4,826	CME Group Inc	437,236
2,857	CNO Financial Group Inc	54,540
2,588	Comerica Inc	108,256
1,294	Commerce Bancshares Inc	55,047
1,927	Communications Sales & Leasing Inc REIT(b)	36,016
1,207	CoreLogic Inc(b)	40,869
1,425	Corporate Office Properties Trust REIT	31,108
1,775	Corrections Corp of America REIT	47,020
4,763	Crown Castle International Corp REIT	411,761
851	Cullen/Frost Bankers Inc	51,060
6,282	Discover Financial Services	336,841
1,943	Douglas Emmett Inc REIT	60,583
5,025	Duke Realty Corp REIT	105,625
4,118	E*TRADE Financial Corp(b)	122,058
2,146	East West Bancorp Inc	89,188
1,857	Eaton Vance Corp	60,223
898	Endurance Specialty Holdings Ltd	57,463
891	Equinix Inc REIT	269,438
1,040	Equity One Inc REIT	28,236
5,332	Equity Residential REIT	435,038
957	Essex Property Trust Inc REIT	229,115
624	Everest Re Group Ltd	114,248
1,805	Extra Space Storage Inc REIT	159,219
1,002	Federal Realty Investment Trust REIT	146,392
1,577	Federated Investors Inc Class B	45,181
11,595	Fifth Third Bancorp	233,059
1,654	First American Financial Corp	59,379
3,133	First Horizon National Corp	45,491
5,644	First Niagara Financial Group Inc	61,237
2,513	FirstMerit Corp	46,867
5,546	Franklin Resources Inc	204,204
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST STOCK INDEX FUND
Schedule of Investments
As of December 31, 2015
Shares		Fair Value
Financial — (continued)
2,267	Fulton Financial Corp	$ 29,494
8,278	General Growth Properties Inc REIT	225,244
7,656	Genworth Financial Inc Class A(b)	28,557
5,785	Goldman Sachs Group Inc	1,042,631
1,245	Hancock Holding Co	31,337
646	Hanover Insurance Group Inc	52,546
6,117	Hartford Financial Services Group Inc	265,845
6,697	HCP Inc REIT	256,093
1,268	Highwoods Properties Inc REIT	55,285
1,973	Hospitality Properties Trust REIT	51,594
10,788	Host Hotels & Resorts Inc REIT	165,488
11,379	Huntington Bancshares Inc	125,852
1,725	Intercontinental Exchange Inc	442,048
996	International Bancshares Corp	25,597
6,142	Invesco Ltd	205,634
2,851	Iron Mountain Inc REIT	77,006
2,045	Janus Capital Group Inc	28,814
643	Jones Lang LaSalle Inc	102,790
53,295	JPMorgan Chase & Co(c)	3,519,069
766	Kemper Corp	28,534
12,035	KeyCorp	158,742
1,246	Kilroy Realty Corp REIT	78,847
5,750	Kimco Realty Corp REIT	152,145
1,164	Lamar Advertising Co REIT Class A	69,817
1,657	LaSalle Hotel Properties REIT	41,690
1,471	Legg Mason Inc	57,707
2,249	Liberty Property Trust REIT	69,831
3,601	Lincoln National Corp	180,986
4,305	Loews Corp	165,312
2,328	M&T Bank Corp	282,107
2,006	Macerich Co REIT	161,864
1,461	Mack-Cali Realty Corp REIT	34,114
544	MarketAxess Holdings Inc	60,705
7,661	Marsh & McLennan Cos Inc	424,802
627	Mercury General Corp(a)	29,199
16,213	MetLife Inc	781,629
1,046	Mid-America Apartment Communities Inc REIT	94,987
21,848	Morgan Stanley	694,985
1,734	NASDAQ OMX Group Inc	100,867
1,823	National Retail Properties Inc REIT	73,011
5,685	Navient Corp	65,093
6,479	New York Community Bancorp Inc(a)	105,737
3,139	Northern Trust Corp	226,291
3,636	Old Republic International Corp	67,739
2,385	Omega Healthcare Investors Inc REIT	83,427
1,562	PacWest Bancorp	67,322
4,281	People's United Financial Inc(a)	69,138
2,666	Plum Creek Timber Co Inc REIT	127,222
Shares		Fair Value
Financial — (continued)
7,362	PNC Financial Services Group Inc	$ 701,672
796	Post Properties Inc REIT	47,091
704	Potlatch Corp REIT	21,289
701	Primerica Inc(a)	33,108
4,002	Principal Financial Group Inc	180,010
8,636	Progressive Corp	274,625
7,557	Prologis Inc REIT	324,346
974	Prosperity Bancshares Inc	46,616
6,530	Prudential Financial Inc	531,607
2,129	Public Storage REIT	527,353
1,807	Raymond James Financial Inc	104,752
2,019	Rayonier Inc REIT	44,822
3,595	Realty Income Corp REIT	185,610
1,409	Regency Centers Corp REIT	95,981
19,012	Regions Financial Corp	182,515
1,021	Reinsurance Group of America Inc	87,347
642	RenaissanceRe Holdings Ltd	72,668
11	RMR Group Inc Class A(a)(b)	160
3,092	Senior Housing Properties Trust REIT	45,885
732	Signature Bank(b)	112,267
4,442	Simon Property Group Inc REIT	863,702
1,424	SL Green Realty Corp REIT	160,884
5,836	SLM Corp(b)	38,051
532	Sovran Self Storage Inc REIT	57,089
596	StanCorp Financial Group Inc	67,872
5,900	State Street Corp	391,524
999	Stifel Financial Corp(b)	42,318
7,367	SunTrust Banks Inc	315,602
781	SVB Financial Group(b)	92,861
12,018	Synchrony Financial(b)	365,467
1,929	Synovus Financial Corp	62,461
3,710	T Rowe Price Group Inc	265,228
1,486	Tanger Factory Outlet Centers Inc REIT	48,592
942	Taubman Centers Inc REIT	72,270
2,477	TCF Financial Corp	34,975
1,576	Torchmark Corp	90,084
4,503	Travelers Cos Inc Class A	508,209
915	Trustmark Corp	21,082
3,824	UDR Inc REIT	143,668
2,795	Umpqua Holdings Corp	44,440
3,557	Unum Group	118,413
1,331	Urban Edge Properties REIT	31,212
23,779	US Bancorp	1,014,650
2,864	Valley National Bancorp	28,210
4,843	Ventas Inc REIT	273,290
28,247	Visa Inc Class A	2,190,555
2,546	Vornado Realty Trust REIT	254,498
1,054	Waddell & Reed Financial Inc Class A	30,208
1,323	Washington Federal Inc	31,527
1,148	Webster Financial Corp	42,694
1,582	Weingarten Realty Investors REIT	54,706
67,326	Wells Fargo & Co(c)	3,659,841
5,080	Welltower Inc REIT	345,592
7,655	Weyerhaeuser Co REIT	229,497
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST STOCK INDEX FUND
Schedule of Investments
As of December 31, 2015
Shares		Fair Value
Financial — (continued)
1,618	WisdomTree Investments Inc	$ 25,370
2,520	WP Glimcher Inc REIT	26,737
1,513	WR Berkley Corp	82,837
4,211	XL Group PLC	164,987
2,955	Zions Bancorporation	80,671
		49,850,180
Industrial — 9.67%
8,987	3M Co	1,353,802
611	Acuity Brands Inc	142,852
2,329	AECOM (b)	69,940
1,124	AGCO Corp(a)	51,018
4,860	Agilent Technologies Inc	203,197
1,356	Allegion PLC	89,388
3,465	AMETEK Inc	185,689
4,438	Amphenol Corp Class A	231,797
1,131	AO Smith Corp	86,646
988	AptarGroup Inc	71,778
1,470	Arrow Electronics Inc(b)	79,645
1,871	Avnet Inc	80,154
1,560	B/E Aerospace Inc	66,097
2,013	Ball Corp	146,405
694	Belden Inc	33,090
1,391	Bemis Co Inc	62,164
9,186	Boeing Co	1,328,204
981	Carlisle Cos Inc	87,005
8,463	Caterpillar Inc	575,145
1,963	CH Robinson Worldwide Inc	121,745
696	CLARCOR Inc	34,577
770	Clean Harbors Inc(b)	32,071
1,133	Cognex Corp	38,261
17,803	Corning Inc	325,439
761	Crane Co	36,406
14,027	CSX Corp	364,001
2,466	Cummins Inc	217,033
4,500	Deere & Co(a)	343,215
1,941	Donaldson Co Inc(a)	55,629
2,355	Dover Corp	144,385
750	Eagle Materials Inc	45,323
6,802	Eaton Corp PLC	353,976
9,505	Emerson Electric Co	454,624
926	Energizer Holdings Inc	31,540
449	Esterline Technologies Corp(b)	36,369
2,616	Expeditors International of Washington Inc	117,982
3,806	FedEx Corp	567,056
563	FEI Co	44,922
2,174	FLIR Systems Inc	61,024
2,028	Flowserve Corp	85,338
2,100	Fluor Corp	99,162
2,242	Fortune Brands Home & Security Inc	124,431
1,725	Garmin Ltd(a)	64,118
671	GATX Corp	28,551
4,398	General Dynamics Corp	604,109
136,940	General Electric Co(c)	4,265,681
812	Genesee & Wyoming Inc Class A(b)	43,596
4,144	Gentex Corp	66,345
Shares		Fair Value
Industrial — (continued)
909	Graco Inc	$ 65,512
518	Granite Construction Inc	22,227
480	Greif Inc Class A	14,789
1,742	Harris Corp	151,380
11,236	Honeywell International Inc	1,163,713
749	Hubbell Inc	75,679
640	Huntington Ingalls Industries Inc Class A	81,184
1,071	IDEX Corp	82,049
4,763	Illinois Tool Works Inc	441,435
3,850	Ingersoll-Rand PLC Class A(b)	212,866
1,203	ITT Corp	43,693
2,701	Jabil Circuit Inc	62,906
1,701	Jacobs Engineering Group Inc(b)	71,357
1,349	JB Hunt Transport Services Inc	98,963
1,550	Joy Global Inc(a)	19,546
1,644	Kansas City Southern	122,757
2,215	KBR Inc	37,478
1,354	Kennametal Inc	25,997
2,574	Keysight Technologies Inc(b)	72,921
883	Kirby Corp(b)	46,463
780	KLX Inc(b)	24,016
1,450	Knowles Corp(b)	19,328
1,140	L-3 Communications Holdings Inc	136,241
627	Landstar System Inc	36,774
599	Lennox International Inc	74,815
1,020	Lincoln Electric Holdings Inc	52,928
3,833	Lockheed Martin Corp	832,336
1,824	Louisiana-Pacific Corp(a)(b)	32,850
984	Martin Marietta Materials Inc(a)	134,395
4,881	Masco Corp	138,132
413	Mettler-Toledo International Inc(b)	140,061
407	MSA Safety Inc	17,692
1,550	National Instruments Corp	44,470
863	Nordson Corp	55,361
4,350	Norfolk Southern Corp	367,966
2,651	Northrop Grumman Corp	500,535
1,055	Old Dominion Freight Line Inc(b)	62,319
862	Orbital ATK Inc	77,011
1,060	Oshkosh Corp(a)	41,382
2,552	Owens-Illinois Inc(b)	44,456
1,470	Packaging Corp of America	92,684
1,954	Parker-Hannifin Corp	189,499
2,560	Pentair PLC	126,797
1,741	PerkinElmer Inc	93,265
1,989	Precision Castparts Corp	461,468
4,394	Raytheon Co	547,185
667	Regal Beloit Corp	39,033
3,595	Republic Services Inc	158,144
1,932	Rockwell Automation Inc	198,243
1,836	Rockwell Collins Inc(a)	169,463
1,446	Roper Technologies Inc	274,436
756	Ryder System Inc	42,963
2,927	Sealed Air Corp	130,544
652	Silgan Holdings Inc	35,025
832	Snap-on Inc	142,630
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST STOCK INDEX FUND
Schedule of Investments
As of December 31, 2015
Shares		Fair Value
Industrial — (continued)
1,541	Sonoco Products Co	$ 62,981
2,199	Stanley Black & Decker Inc	234,699
1,262	Stericycle Inc(b)	152,197
5,600	TE Connectivity Ltd	361,816
432	Tech Data Corp(b)	28,676
547	Teledyne Technologies Inc(b)	48,519
1,672	Terex Corp	30,899
3,941	Textron Inc	165,561
881	Timken Co	25,188
3,449	Trimble Navigation Ltd(b)	73,981
2,112	Trinity Industries Inc	50,730
756	Triumph Group Inc	30,051
6,206	Tyco International PLC	197,909
12,469	Union Pacific Corp	975,076
10,035	United Parcel Service Inc Class B	965,668
11,905	United Technologies Corp	1,143,713
326	Valmont Industries Inc(a)	34,563
2,302	Vishay Intertechnology Inc	27,739
1,946	Vulcan Materials Co	184,812
1,440	Wabtec Corp	102,413
1,669	Waste Connections Inc	93,998
5,984	Waste Management Inc	319,366
1,210	Waters Corp(b)	162,842
869	Werner Enterprises Inc	20,326
3,775	Westrock Co	172,216
753	Woodward Inc	37,394
2,665	Xylem Inc	97,273
765	Zebra Technologies Corp Class A(b)	53,282
		28,052,175
Technology — 12.61%
1,655	3D Systems Corp(a)(b)	14,382
9,067	Accenture PLC Class A	947,501
1,561	ACI Worldwide Inc(b)	33,405
7,428	Activision Blizzard Inc	287,538
1,348	Acxiom Corp(b)	28,200
7,212	Adobe Systems Inc(b)	677,495
10,719	Advanced Micro Devices Inc(a)(b)	30,763
2,586	Akamai Technologies Inc(b)	136,101
2,381	Allscripts Healthcare Solutions Inc(b)	36,620
4,583	Analog Devices Inc	253,532
1,348	ANSYS Inc(b)	124,690
81,022	Apple Inc(c)	8,528,376
17,051	Applied Materials Inc	318,342
6,736	Atmel Corp	57,997
3,378	Autodesk Inc(b)	205,822
3,758	Avago Technologies Ltd	545,474
7,978	Broadcom Corp Class A	461,288
1,646	Broadridge Financial Solutions Inc	88,440
4,442	CA Inc	126,863
3,931	Cadence Design Systems Inc(b)	81,804
2,245	CDK Global Inc	106,570
4,421	Cerner Corp(b)	266,012
2,339	Citrix Systems Inc(b)	176,945
Shares		Fair Value
Technology — (continued)
8,834	Cognizant Technology Solutions Corp Class A(b)	$ 530,217
678	CommVault Systems Inc(b)	26,679
2,055	Computer Sciences Corp	67,157
1,512	Convergys Corp	37,634
1,553	Cree Inc(a)(b)	41,418
2,055	CSRA Inc	61,650
4,695	Cypress Semiconductor Corp	46,058
782	Diebold Inc(a)	23,530
474	DST Systems Inc	54,064
545	Dun & Bradstreet Corp	56,642
4,542	Electronic Arts Inc(b)	312,126
28,098	EMC Corp	721,557
404	Fair Isaac Corp	38,049
1,412	Fairchild Semiconductor International Inc(b)	29,242
4,083	Fidelity National Information Services Inc	247,430
3,337	Fiserv Inc(b)	305,202
1,921	Fortinet Inc(b)	59,878
26,214	Hewlett Packard Enterprise Co	398,453
26,214	HP Inc	310,374
1,976	Integrated Device Technology Inc(b)	52,068
68,468	Intel Corp	2,358,723
12,971	International Business Machines Corp	1,785,069
1,672	Intersil Corp Class A	21,335
3,844	Intuit Inc	370,946
538	IPG Photonics Corp(a)(b)	47,968
1,159	Jack Henry & Associates Inc	90,472
2,335	KLA-Tencor Corp	161,932
2,253	Lam Research Corp(a)	178,933
965	Leidos Holdings Inc	54,291
857	Lexmark International Inc Class A	27,810
3,481	Linear Technology Corp	147,838
1,098	Manhattan Associates Inc(b)	72,655
986	MAXIMUS Inc	55,462
1,343	Mentor Graphics Corp	24,738
2,894	Microchip Technology Inc(a)	134,687
15,503	Micron Technology Inc(b)	219,522
115,924	Microsoft Corp(c)	6,431,463
1,379	MSCI Inc Class A	99,467
2,364	NCR Corp(b)	57,823
4,261	NetApp Inc	113,044
1,393	NetScout Systems Inc(b)	42,765
7,436	NVIDIA Corp	245,091
46,505	Oracle Corp	1,698,828
4,638	Paychex Inc	245,304
2,812	Pitney Bowes Inc	58,068
1,706	PTC Inc(b)	59,079
2,207	Qorvo Inc(b)	112,336
21,865	QUALCOMM Inc	1,092,922
1,854	Rackspace Hosting Inc(b)	46,943
2,627	Red Hat Inc(b)	217,542
8,999	Salesforce.com Inc(b)	705,522
3,046	SanDisk Corp	231,466
713	Science Applications International Corp	32,641
4,498	Seagate Technology PLC(a)	164,897
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST STOCK INDEX FUND
Schedule of Investments
As of December 31, 2015
Shares		Fair Value
Technology — (continued)
576	Silicon Laboratories Inc(b)	$ 27,959
2,818	Skyworks Solutions Inc	216,507
862	SolarWinds Inc(a)(b)	50,772
901	Solera Holdings Inc(a)	49,402
546	Synaptics Inc(b)	43,866
420	SYNNEX Corp	37,771
2,167	Synopsys Inc(b)	98,837
2,020	Teradata Corp(b)	53,368
2,873	Teradyne Inc	59,385
14,730	Texas Instruments Inc	807,351
502	Tyler Technologies Inc(b)	87,509
383	Ultimate Software Group Inc(b)	74,880
1,714	VeriFone Systems Inc(b)	48,026
3,404	Western Digital Corp	204,410
14,975	Xerox Corp	159,184
3,702	Xilinx Inc	173,883
		36,554,280
Utilities — 3.03%
9,506	AES Corp	90,972
1,679	AGL Resources Inc	107,137
1,601	Alliant Energy Corp(a)	99,982
3,543	Ameren Corp	153,164
7,177	American Electric Power Co Inc	418,204
2,348	Aqua America Inc	69,970
1,451	Atmos Energy Corp	91,471
660	Black Hills Corp	30,644
6,255	CenterPoint Energy Inc	114,842
854	Cleco Corp	44,587
3,990	CMS Energy Corp	143,959
4,273	Consolidated Edison Inc	274,626
8,510	Dominion Resources Inc	575,616
2,534	DTE Energy Co	203,201
9,869	Duke Energy Corp	704,548
4,816	Edison International	285,155
2,683	Entergy Corp	183,410
4,668	Eversource Energy	238,395
13,279	Exelon Corp	368,758
6,044	FirstEnergy Corp	191,776
2,302	Great Plains Energy Inc	62,868
1,536	Hawaiian Electric Industries Inc	44,467
691	IDACORP Inc	46,988
3,098	MDU Resources Group Inc	56,755
1,179	National Fuel Gas Co(a)	50,402
6,676	NextEra Energy Inc	693,570
4,698	NiSource Inc	91,658
5,146	NRG Energy Inc	60,568
3,080	OGE Energy Corp	80,973
670	ONE Gas Inc	33,614
3,858	Pepco Holdings Inc	100,347
7,114	PG&E Corp	378,394
1,614	Pinnacle West Capital Corp	104,071
941	PNM Resources Inc	28,766
9,659	PPL Corp	329,662
7,481	Public Service Enterprise Group Inc	289,440
2,800	Questar Corp	54,544
2,069	SCANA Corp	125,154
Shares		Fair Value
Utilities — (continued)
3,354	Sempra Energy	$ 315,310
13,006	Southern Co	608,551
1,256	Talen Energy Corp(b)	7,825
3,107	TECO Energy Inc	82,802
2,473	UGI Corp	83,488
1,172	Vectren Corp	49,716
4,466	WEC Energy Group Inc	229,150
2,035	Westar Energy Inc	86,304
643	WGL Holdings Inc	40,503
7,460	Xcel Energy Inc	267,889
		8,794,196
TOTAL COMMON STOCK — 97.06% (Cost $159,910,610)		$281,473,385
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 2.66%
$7,700,000	Federal Home Loan Bank 0.03%, 01/04/2016	7,699,981
U.S. Treasury Bonds and Notes — 0.14%
	U.S. Treasury Bills(d)
60,000	0.03%, 02/25/2016	59,997
350,000	0.13%, 03/17/2016	349,905
		409,902
Repurchase Agreements — 2.09%
1,442,426	Undivided interest of 1.76% in a repurchase agreement (principal amount/value $81,821,979 with a maturity value of $81,824,525) with HSBC Securities (USA) Inc, 0.28%, dated 12/31/15 to be repurchased at $1,442,426 on 1/4/16 collateralized by U.S. Treasury securities and Federal National Mortgage Association securities, 0.00% - 7.25%, 1/15/16 - 11/15/43, with a value of $83,458,653.(e)	1,442,426
1,442,426	Undivided interest of 1.76% in a repurchase agreement (principal amount/value $81,821,979 with a maturity value of $81,825,070) with Citigroup Global Markets Inc, 0.34%, dated 12/31/15 to be repurchased at $1,442,426 on 1/4/16 collateralized by various U.S. Government Agency securities, 0.00% - 11.50%, 1/15/16 - 4/1/51, with a value of $83,458,416.(e)	1,442,426
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST STOCK INDEX FUND
Schedule of Investments
As of December 31, 2015
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 303,621	Undivided interest of 2.31% in a repurchase agreement (principal amount/value $13,129,740 with a maturity value of $13,130,163) with BNP Paribas Securities Corp, 0.29%, dated 12/31/15 to be repurchased at $303,621 on 1/4/16 collateralized by U.S. Treasury securities, 0.00% - 5.38%, 1/31/16 - 11/15/43, with a value of $13,392,335.(e)
		$ 303,621
1,442,426	Undivided interest of 2.45% in a repurchase agreement (principal amount/value $58,898,404 with a maturity value of $58,900,302) with ING Financial Markets LLC, 0.29%, dated 12/31/15 to be repurchased at $1,442,426 on 1/4/16 collateralized by various U.S. Government Agency securities, 1.98% - 5.57%, 4/1/20 - 9/1/45, with a value of $60,076,443.(e)	1,442,426
1,442,425	Undivided interest of 2.66% in a repurchase agreement (principal amount/value $54,264,694 with a maturity value of $54,266,623) with Scotia Capital (USA) Inc, 0.32%, dated 12/31/15 to be repurchased at $1,442,425 on 1/4/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.25%, 2/29/16 - 6/20/61, with a value of $55,351,959.(e)	1,442,425
		6,073,324
SHORT TERM INVESTMENTS — 4.89% (Cost $14,183,207)		$ 14,183,207
TOTAL INVESTMENTS — 101.95% (Cost $174,093,817)		$295,656,592
OTHER ASSETS & LIABILITIES, NET — (1.95)%		$ (5,662,363)
TOTAL NET ASSETS — 100.00%		$289,994,229
(a)	All or a portion of the security is on loan at December 31, 2015.
(b)	Non-income producing security.
(c)	All or a portion of the security has been pledged as collateral to cover segregation requirements on open futures contracts.
(d)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
(e)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST STOCK INDEX FUND
Schedule of Investments
As of December 31, 2015
At December 31, 2015, the Fund held the following outstanding futures contracts:
Description	Number of Contracts	Currency	Notional Value	Expiration Date	Net Unrealized Depreciation
S&P 500® Emini Long Futures	78	USD	$7,938,060	March 2016	$(3,976)
S&P Mid 400® Emini Long Futures	4	USD	557,400	March 2016	(2,503)
				Net Depreciation	$(6,479)
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2015
Great-West Stock Index Fund
ASSETS:
Investments in securities, fair value (including $5,927,010 of securities on loan)(a)	$289,583,268
Repurchase agreements, fair value(b)	6,073,324
Cash	140,982
Subscriptions receivable	212,518
Receivable for investments sold	791
Dividends receivable	369,349
Total Assets	296,380,232
LIABILITIES:
Payable to investment adviser	61,426
Payable for administrative services fees	85,997
Payable upon return of securities loaned	6,073,324
Redemptions payable	52,274
Payable for investments purchased	33,054
Variation margin on futures contracts	79,928
Total Liabilities	6,386,003
NET ASSETS	$289,994,229
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$1,210,937
Paid-in capital in excess of par	172,729,575
Net unrealized appreciation	121,556,296
Accumulated net realized loss	(5,502,579)
NET ASSETS	$289,994,229
CAPITAL STOCK:
Authorized	70,000,000
Issued and Outstanding	12,109,374
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$23.95
(a) Cost of investments	$168,020,493
(b) Cost of repurchase agreements	$6,073,324
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2015
Great-West Stock Index Fund
INVESTMENT INCOME:
Interest	$919
Income from securities lending	32,189
Dividends	6,165,669
Foreign withholding tax	(419)
Total Income	6,198,358
EXPENSES:
Management fees	1,093,895
Administrative services fees – Initial Class	691,322
Total Expenses	1,785,217
NET INVESTMENT INCOME	4,413,141
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	13,534,349
Net realized loss on futures contracts	(83,360)
Net Realized Gain	13,450,989
Net change in unrealized depreciation on investments	(16,301,068)
Net change in unrealized appreciation on futures contracts	1,190
Net Change in Unrealized Depreciation	(16,299,878)
Net Realized and Unrealized Loss	(2,848,889)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,564,252
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2015 and 2014
Great-West Stock Index Fund	2015	2014
OPERATIONS:
Net investment income	$4,413,141	$4,298,746
Net realized gain	13,450,989	27,078,190
Net change in unrealized appreciation (depreciation)	(16,299,878)	5,081,024
Net Increase in Net Assets Resulting from Operations	1,564,252	36,457,960
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(4,650,312)	(4,685,944)
From net realized gains	(12,309,656)	(27,208,620)
Total Distributions	(16,959,968)	(31,894,564)
CAPITAL SHARE TRANSACTIONS:
Shares sold	53,610,599	28,169,730
Shares issued in reinvestment of distributions	16,959,968	31,894,564
Shares redeemed	(69,241,207)	(77,846,740)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	1,329,360	(17,782,446)
Total Decrease in Net Assets	(14,066,356)	(13,219,050)
NET ASSETS:
Beginning of year	304,060,585	317,279,635
End of year	$289,994,229	$304,060,585
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	2,114,292	1,086,550
Shares issued in reinvestment of distributions	695,437	1,235,104
Shares redeemed	(2,739,077)	(3,002,101)
Net Increase (Decrease)	70,652	(680,447)
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST STOCK INDEX FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(a)
Initial Class
12/31/2015	$25.26	0.38 (b)	(0.23)	0.15	-	(0.40)	(1.06)	(1.46)	$23.95	0.56%
12/31/2014	$24.94	0.37 (b)	2.83	3.20	-	(0.42)	(2.46)	(2.88)	$25.26	12.76%
12/31/2013	$20.28	0.34 (b)	6.04	6.38	-	(0.42)	(1.30)	(1.72)	$24.94	31.72%
12/31/2012	$18.27	0.34 (b)	2.46	2.80	-	(0.34)	(0.45)	(0.79)	$20.28	15.54%
12/31/2011	$18.35	0.27	(0.05)	0.22	-	(0.27)	(0.03)	(0.30)	$18.27	1.21%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate
Supplemental Data and Ratios
Initial Class
12/31/2015	$289,994	0.60%	0.60%	N/A	1.48%	6%
12/31/2014	$304,061	0.60%	0.60%	N/A	1.41%	4%
12/31/2013	$317,280	0.60%	0.60%	1.47%	1.47%	5%
12/31/2012	$285,814	0.60%	0.60%	1.67%	1.67%	5%
12/31/2011	$274,472	0.60%	0.60%	1.43%	1.43%	6%
(a)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(b)	Per share amounts are based upon average shares outstanding.
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST STOCK INDEX FUND
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-three funds. Interests in the Great-West Stock Index Fund (the Fund) are included herein.
The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s (S&P) 500 Composite Stock Price Index and the S&P MidCap 400 Index, weighted according to their pro rata share of the market. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Initial Class, Class L and Institutional Class shares. This report includes information for the Initial Class; Class L and Institutional Class have not yet been capitalized.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.

Annual Report - December 31, 2015

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2015, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the year.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 281,473,385	$ —	$ —	$ 281,473,385
Short Term Investments	—	14,183,207	—	14,183,207
Total Assets	$ 281,473,385	$ 14,183,207	$ 0	$ 295,656,592
Liabilities
Other Financial Investments:
Futures Contracts(a)	$ (6,479)	$ —	$ —	$ (6,479)
Total Liabilities	$ (6,479)	$ 0	$ 0	$ (6,479)
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.

Annual Report - December 31, 2015

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The tax character of distributions paid during the years ended December 31, 2015 and 2014 were as follows:
	2015	2014
Ordinary income	$4,522,734	$4,645,698
Long-term capital gain	12,437,234	27,248,866
	$16,959,968	$31,894,564
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for real estate investment trusts.
Capital accounts within the financial statements are adjusted for permanent book-tax differences, and are not adjusted for temporary book-tax differences which will reverse in a subsequent period. Accordingly, the following amounts have been reclassified for December 31, 2015. Net assets of the Fund were unaffected by the reclassifications.
Paid-in Capital	Undistributed Net Investment Income	Accumulated Net Realized Loss
$-	$237,171	$(237,171)

Annual Report - December 31, 2015

The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2015, the components of distributable earnings on a tax basis were as follows:
Undistributed net investment income	$—
Undistributed long-term capital gains	2,186,778
Capital loss carryforwards	—
Post-October losses	(60,431)
Net unrealized appreciation	113,927,370
Tax composition of capital	$116,053,717
The Fund has elected to defer to the next fiscal year the following Post-October losses:
Post-October Ordinary Losses	Post-October Capital Losses
$—	$(60,431)
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2015 were as follows:
Federal tax cost of investments	$181,729,222
Gross unrealized appreciation on investments	134,742,989
Gross unrealized depreciation on investments	(20,815,619)
Net unrealized appreciation on investments	$113,927,370
Application of Recent Accounting Pronouncements
In June 2014, the Financial Accounting Standards Board issued ASU No. 2014-11, “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures” (ASU No. 2014-11). ASU No. 2014-11 amends the accounting for entities that enter into repurchase-to-maturity transactions and repurchase agreements executed as repurchase financings. ASU No. 2014-11 requires new footnote disclosures for repurchase agreements and securities lending transactions accounted for as secured borrowings. The accounting changes in ASU 2014-11 are effective for the first interim or annual period beginning after December 15, 2014. The disclosure for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions accounted for as secured borrowings is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. The Fund adopted ASU No. 2014-11 for its fiscal year beginning January 1, 2015. The adoption of ASU No. 2014-11 did not have an impact on the Fund’s financial position or the results of its operations.
In May 2015, the Financial Accounting Standards Board issued ASU No. 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (ASU No. 2015-07). ASU No. 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset per share practical expedient. The amendments are effective for interim and annual periods beginning after December 15, 2015. At this time, the Fund is evaluating the impact, if any, of ASU No. 2015-07 on the financial statements and related disclosures.
2.  RISK EXPOSURES
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Annual Report - December 31, 2015

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts
The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 41 futures contracts for the reporting period.
Valuation of derivative investments as of December 31, 2015 is as follows:
Liability Derivatives
Derivatives Not Accounted for as Hedging Investments	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized depreciation	$(6,479) (a)
(a)Includes cumulative depreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the year ended December 31, 2015 is as follows:
	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Derivatives Not Accounted for as Hedging Investments	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Equity contracts (futures contracts)	Net realized loss on futures contracts	$(83,360)	Net change in unrealized appreciation on futures contracts	$1,190
3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). Effective May 1, 2015, as compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.25% of the average daily net assets of the Fund. Prior to May 1, 2015, the Adviser received monthly compensation at the annual rate of 0.60% of the average daily net assets of the Fund. The management fee encompasses fund operation expenses. The Adviser and Great-West Funds have entered into a sub-advisory agreement with Mellon Capital Management Corporation. The Fund is not responsible for payment of the sub-advisory fees.
Effective May 1, 2015, Great-West Funds entered into an Administrative Services Agreement with GWL&A. Pursuant to the Administrative Services Agreement, GWL&A provides recordkeeping and administrative services to shareholders and account owners and receives from the Initial Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of applicable share class.

Annual Report - December 31, 2015

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-three funds for which they serve as directors was $296,250 for the year ended December 31, 2015.
4.  PURCHASES AND SALES OF INVESTMENTS
For the year ended December 31, 2015, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $16,513,652 and $33,055,554, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2015 the Fund had securities on loan valued at $5,927,010 and received collateral as reported on the Statement of Assets and Liabilities of $6,073,324 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At December 31, 2015, 100% of the collateral pledged by the Fund under the securities lending agreement was classified as common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
7.  LEGAL PROCEEDINGS
Several lawsuits have been filed relating to the Fund's previous investments in Tribune Company in connection with Tribune Company’s Chapter 11 bankruptcy proceeding. The lawsuits stem from a leveraged buyout transaction by which Tribune Company converted to a privately-held company in 2007. On December 7, 2010, Great-West Funds was named as a defendant and putative member of the proposed defendant class of shareholders in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company in the U.S. Bankruptcy Court for the District of Delaware. On September 20, 2011, Great-West Funds was named as a defendant and a putative defendant class member in a lawsuit filed by the indenture trustees of certain note holders of Tribune Company in the U.S. District Court for the District of Colorado. These lawsuits have been consolidated with others into actions pending in the U.S. District Court for the Southern District of New York and the United States Court of Appeals for the Second Circuit. The Fund has been named as a defendant in these actions. The plaintiffs in these lawsuits seek to recover amounts paid to Tribune shareholders in connection with the leveraged buyout, plus interest and attorneys’ fees and expenses.

Annual Report - December 31, 2015

Management cannot predict the outcome of these lawsuits. The lawsuits allege no misconduct by Great-West Funds or the Fund, and Great-West Funds and the Fund intend to vigorously defend themselves in the lawsuits. If the lawsuits were to be decided or settled in a manner adverse to the Fund, the payment of such judgments or settlements could have an adverse effect on the Fund’s net asset value. The value of the proceeds received by the Fund in connection with the leveraged buyout is approximately $83,232.
A lawsuit has been filed relating to the Fund's investments in LyondellBasell Finance Company in connection with its 2009 Chapter 11 bankruptcy proceeding. The lawsuit stems from a 2007 leveraged buyout of Lyondell Chemical Company by Basell AF S.C.A. On December 19, 2011, the Fund was named as a defendant and putative member of the proposed defendant class of shareholders in an adversary proceeding brought by Edward S. Weisfelner, as Trustee of the LB Creditor Trust in the U.S. Bankruptcy Court for the Southern District of New York. The plaintiffs seek to recover amounts paid to Lyondell Chemical Company shareholders in connection with the leveraged buyout, plus interest and attorneys’ fees and expenses.
Management cannot predict the outcome of this lawsuit. The lawsuit alleges no misconduct by the Fund, and the Fund intends to vigorously defend itself in the lawsuit. If the lawsuit were to be decided or settled in a manner adverse to the Fund, the payment of such judgments or settlements could have a material adverse effect on the Fund’s net asset value. The value of the proceeds received by the Fund in connection with the leveraged buyout was approximately $398,688.

Annual Report - December 31, 2015

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of Great-West Funds, Inc.
We have audited the accompanying statement of assets and liabilities of the Great-West Stock Index Fund (the “Fund”), one of the funds of Great-West Funds, Inc., including the schedule of investments, as of December 31, 2015, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform our audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Great-West Stock Index Fund as of December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 26, 2016

TAX INFORMATION (unaudited)
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2015, 100% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

Fund Directors and Officers
Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.
Independent Directors*
Name, Address, and Year of Birth	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2007	Managing Attorney, Klapper Law Firm; Managing Director, The Colorado Forum; Manager, 6K Ranch, LLC; Director, Guaranty Bancorp	63	Director, Guaranty Bancorp
Donna L. Lynne 8515 East Orchard Road, Greenwood Village, CO 80111 1953	Independent Director	Since 2014	Executive Vice President and Group President, Kaiser Foundation Health Plan, Inc. and Kaiser Foundation Hospitals; President, Kaiser Foundation Health Plan of Colorado; formerly, Group President, Kaiser Foundation Health Plan, Inc. and Kaiser Foundation Hospitals	63	N/A
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2011	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.; Director, Guaranty Bancorp	63	Director, Guaranty Bancorp

Interested Directors**
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Robert K. Shaw 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Chairman	Since 2014 (as Director) Since 2015 (as Chairman)	President, Individual Markets, GWL&A and GWL&A of NY; Director and Executive Vice President, GWFS; Manager, Chairman, President and Chief Executive Officer, GWCM	63	N/A
Officers
Name, Address, and Year of Birth	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Beverly A. Byrne 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Chief Compliance Officer	Since 2004 (as Chief Compliance Officer)	Deputy General Counsel and Chief Compliance Officer, GWL&A and GWL&A of NY; Senior Vice President, Legal & Chief Compliance Officer, AAG, FASCore, and GWFS; Chief Compliance Officer, The Great-West Life Assurance Company, U.S. Operations, The Canada Life Assurance Company, formerly, Senior Vice President, Legal & Secretary, GWCM and Great-West Funds	N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Assistant Treasurer	Since 2007	Director, Fund Administration, GWL&A; Assistant Treasurer, GWCM and Great-West Trust Company, LLC (“GWTC”)	N/A	N/A
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 1974	Vice President, Counsel & Secretary	Since 2010 (as Counsel & Secretary) Since 2016 (as Vice President)	Associate General Counsel, Products & Corporate, GWL&A and GWL&A of NY; Vice President, Counsel & Secretary, AAG, GWCM, and GWFS; formerly, Assistant Vice President & Assistant Secretary, GWCM	N/A	N/A

Officers
Name, Address, and Year of Birth	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)	Vice President, Investment Operations, GWL&A; Vice President and Treasurer, GWTC; Chief Financial Officer & Treasurer, GWCM	N/A	N/A
David G. McLeod 8515 East Orchard Road, Greenwood Village, CO 80111 1962	Senior Vice President & Managing Director	Since 2012 (as Managing Director) Since 2014 (as Senior Vice President)	Senior Vice President, Product Management, GWL&A and GWL&A of NY; Manager, Senior Vice President and Managing Director, GWCM; Manager, Chairman, President and Chief Executive Officer, AAG	N/A	N/A
Edmund F. Murphy III 8515 East Orchard Road, Greenwood Village, CO 80111 1962	President and Chief Executive Officer	Since 2015	President, Empower Retirement, GWL&A and GWL&A of NY; Director, GWFS Equities, Inc; Chairman, President & Chief Executive Officer, GWFS; formerly, Head of Defined Contribution at Putnam Investments	N/A	N/A
Cara B. Owen 8515 East Orchard Road, Greenwood Village, CO 80111 1981	Assistant Secretary & Counsel	Since 2015	Counsel, Products, GWL&A; Assistant Secretary & Counsel, GWCM and GWTC	N/A	N/A
Joel L. Terwilliger 8515 East Orchard Road, Greenwood Village, CO 80111 1968	Assistant Vice President & Associate Chief Compliance Officer	Since 2011 (as Associate Chief Compliance Officer) Since 2014 (as Assistant Vice President)	Assistant General Counsel & Associate Chief Compliance Officer GWL&A; Assistant Vice President and Associate Chief Compliance Officer, GWCM, GWFS and AAG	N/A	N/A
*A Director who is not an “interested person” of Great-West Funds (as defined in the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”

**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with Great-West Capital Management, LLC.
*** Each director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.
Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.
Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.
(a)	As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)	For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:
(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3)	Compliance with applicable governmental laws, rules, and regulations;
(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5)	Accountability for adherence to the code.
(c)	During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.
(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.
(f)	Registrant’s Code of Ethics is attached hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Ms. Donna Lynne is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $770,000 for fiscal year 2014 and $820,000 for fiscal year 2015.
(b)	Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $100,000 for fiscal year 2014 and $90,000 for fiscal year 2015. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.
(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2014 and $0 for fiscal year 2015.
(d)	All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.
(e)	(1) Audit Committee’s Pre-Approval Policies and Procedures.
Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.
Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or

1No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2
Pre-approval with respect to Non-Great-West Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.
Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.
(e)	(2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f)	Not Applicable.

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.
3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.
4No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2014 equaled $1,625,800 and for fiscal year 2015 equaled $745,000.
(h)	The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)	The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.
(a)	The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)	The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12. EXHIBITS.
(a)	(1) Code of Ethics required by Item 2 of Form N-CSR attached hereto.
(2)	A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3)	Not applicable.
(b)	A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ Edmund F. Murphy III
Edmund F. Murphy III
President and Chief Executive Officer

Date:	February 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund F. Murphy III
Edmund F. Murphy III
President and Chief Executive Officer

Date:	February 25, 2016

By:	/s/ Mary C. Maiers
Mary C. Maiers
Chief Financial Officer & Treasurer

Date:	February 25, 2016